Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of subsidiaries [Line Items]
Profit attributable to noncontrolling interests	$ 1,319	$ 40	$ 1,103	$ 1,511
Accumulated Noncontrolling Interests	$ 12,980		$ 12,432		$ 396
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Proportion of Voting Rights Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Profit attributable to noncontrolling interests	$ 353		$ 510	462
Accumulated Noncontrolling Interests	$ 4,549		$ 4,533
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Proportion of Voting Rights Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Profit attributable to noncontrolling interests	$ 295		$ 15	$ 496
Accumulated Noncontrolling Interests	5,289		4,994
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 3,142		$ 2,905